16. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Estimated Fair Value	$ 197,441	$ 168,896
Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	1,951	1,810
Significant Other Observable (Level 2)
Estimated Fair Value	193,990	166,586
Significant Unobservable (Level 3)
Estimated Fair Value	1,500	500
U.S. Agency obligations
Estimated Fair Value	16,943	19,901
U.S. Agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	0	0
U.S. Agency obligations | Significant Other Observable (Level 2)
Estimated Fair Value	16,943	19,901
U.S. Agency obligations | Significant Unobservable (Level 3)
Estimated Fair Value	0	0
Collateralized mortgage obligations
Estimated Fair Value	42,497	60,941
Collateralized mortgage obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	0	0
Collateralized mortgage obligations | Significant Other Observable (Level 2)
Estimated Fair Value	42,497	60,941
Collateralized mortgage obligations | Significant Unobservable (Level 3)
Estimated Fair Value	0	0
Mortgage-backed securities
Estimated Fair Value	73,873	31,310
Mortgage-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	0	0
Mortgage-backed securities | Significant Other Observable (Level 2)
Estimated Fair Value	73,873	31,310
Mortgage-backed securities | Significant Unobservable (Level 3)
Estimated Fair Value	0	0
Municipal Bonds
Estimated Fair Value	60,677	54,434
Municipal Bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	0	0
Municipal Bonds | Significant Other Observable (Level 2)
Estimated Fair Value	60,677	54,434
Municipal Bonds | Significant Unobservable (Level 3)
Estimated Fair Value	0	0
Other
Estimated Fair Value	3,451	2,310
Other | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	1,951	1,810
Other | Significant Other Observable (Level 2)
Estimated Fair Value	0	0
Other | Significant Unobservable (Level 3)
Estimated Fair Value	1,500	500
Interest Rate Caps
Estimated Fair Value	2,985	3,910
Interest Rate Caps | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	0	0
Interest Rate Caps | Significant Other Observable (Level 2)
Estimated Fair Value	2,985	3,910
Interest Rate Caps | Significant Unobservable (Level 3)
Estimated Fair Value	0	0
Total
Estimated Fair Value	200,426	172,806
Total | Quoted Prices in Active Markets for Identical Assets (Level 1)
Estimated Fair Value	1,951	1,810
Total | Significant Other Observable (Level 2)
Estimated Fair Value	196,975	170,496
Total | Significant Unobservable (Level 3)
Estimated Fair Value	$ 1,500	$ 500